S-K 1602(a)(3) Forepart, Sponsor Compensation	Nov. 26, 2025 USD ($) $ / shares shares
Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	350,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Price Paid or to be Paid for Securities, Total Amount | $	$ 3,500,000
Class B ordinary shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	2,875,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.009
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	375,000